14. EMPLOYEE STOCK PLANS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Number of Options
Number of Options Outstanding, Beginning	310,131
Number of Options Granted	50,220	46,240	39,920
Number of Options Exercised	(43,756)
Number of Options Forfeited/canceled	(10,698)
Number of Options Outstanding, Ending	305,897	310,131
Number of Options Exercisable, September 30, 2012	165,131
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 34.28
Weighted Average Exercise Price Granted	$ 39.67
Weighted Average Exercise Price Excercised	$ 26.60
Weighted Average Exercise Price Forfeited/canceled	$ 35.82
Weighted Average Exercise Price Outstanding, Ending	$ 36.17	$ 34.28
Weighted Average Exercise Price Exercisable, September 30, 2012	$ 36.05
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning	5 years 7 months 9 days
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	6 years 4 days
Weighted Average Remaining Contractual Life (in years) Exercisable, September 30, 2012	4 years 1 month 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, September 30, 2011	$ 186
Aggregate Intrinsic Value Outstanding, September 30, 2012	1,365	186
Aggregate Intrinsic Value Exercisable, September 30, 2012	$ 762